Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Peformance

In accordance with Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationships between Compensation Actually Paid to our NEOs and Company performance. In this section, we refer to “Compensation Actually Paid” and other terms used in the applicable SEC rules. For information concerning the Company’s compensation philosophy and how the Company aligns executive compensation with its financial and operational performance, refer to the Compensation Discussion section of this proxy statement. The following table sets forth additional compensation information of our CEO and our other NEOs (averaged) along with total shareholder return, net income, and nonperforming assets ratio performance results for our fiscal years ending in 2020, 2021, 2022 and 2023:

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR	SUMMARY COMP. TABLE TOTAL FOR CEO (1)(2) ($)	COMP. ACTUALLY PAID TO CEO (1)(2) ($)	AVERAGE SUMMARY COMP. TABLE FOR OTHER NEOS (1)(2) ($)	AVERAGE COMP. ACTUALLY PAID TO OTHER NEOS (1)(2) ($)	TOTAL SHAREHOLDER RETURN (3) ($)	PEER GROUP TOTAL SHAREHOLDER RETURN (3)(4) ($)	NET INCOME ($ IN MILLIONS)	COMPANY-SELECTED MEASURE: NONPERFORMING ASSETS RATIO (5)
2023	1,727,322	1,414,677	894,137	724,468	106.3	107.3	8,417	0.20%
2022	1,816,153	342,701	668,807	194,445	105.3	98.4	35,441	0.17%
2021	1,920,277	2,900,421	725,604	1,031,657	202.5	118.6	48,114	0.20%
2020	2,033,211	2,032,702	685,865	686,223	122.9	87.2	29,453	0.22%

(1)

YEAR	PEO	NEOs
2023	David Becker	Nicole S. Lorch, Kenneth J. Lovik
2022	David Becker	Nicole S. Lorch, Kenneth J. Lovik, C. Charles Perfetti
2021	David Becker	Nicole S. Lorch, Kenneth J. Lovik, C. Charles Perfetti
2020	David Becker	Nicole S. Lorch, Kenneth J. Lovik, C. Charles Perfetti

(2)	We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from the Summary Compensation Table (“SCT”) total related to pension value is not needed. A reconciliation of Total Compensation from the SCT to Compensation Actually Paid to our CEO and our Other NEOs (as an average) is shown below:
Adjustments	2023
	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	1,727,322	894,137
Adjustments for stock and option awards:
(Subtraction): SCT amounts	(623,880)	(307,893)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	610,041	261,620
(Subtraction) Addition: The difference between fair value from the end of the prior year to the end of this year of awards granted in any prior fiscal year that are outstanding and unvested at year end	(183,606)	(86,444)
Addition: Fair value of awards granted and vesting during such year as of the end of the year	-	-
(Subtraction) Addition: Difference in fair value from the end of the prior year to the vesting date of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(111,533)	(35,762)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	(3,666)	(1,190)
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in fair value or total compensation for the covered year	–	–
Compensation Actually Paid (as calculated)	1,414,677	724,468

(3)	Total shareholder return is calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table.
(4)	Our peer group used for the Total Shareholder Return calculations is the S&P U.S. BMI Banks Index, which is the industry index used to show our performance in our Annual Report on Form 10-K.
(5)	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we used to link Compensation Actually Paid to our NEOs for 2023 to our company’s performance, is our ratio of nonperforming assets to total assets, which we refer to as our “nonperforming assets ratio.” This measure is one of the four metrics used to determine annual bonus plan awards for each of the years presented. Further, all PRSUs granted in each of the years require a threshold nonperforming asset ratio in order to vest and settle into shares.

Company Selected Measure Name	NONPERFORMING ASSETS RATIO
Named Executive Officers, Footnote

(1)

YEAR	PEO	NEOs
2023	David Becker	Nicole S. Lorch, Kenneth J. Lovik
2022	David Becker	Nicole S. Lorch, Kenneth J. Lovik, C. Charles Perfetti
2021	David Becker	Nicole S. Lorch, Kenneth J. Lovik, C. Charles Perfetti
2020	David Becker	Nicole S. Lorch, Kenneth J. Lovik, C. Charles Perfetti

Peer Group Issuers, Footnote
(4)	Our peer group used for the Total Shareholder Return calculations is the S&P U.S. BMI Banks Index, which is the industry index used to show our performance in our Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 1,727,322	$ 1,816,153	$ 1,920,277	$ 2,033,211
PEO Actually Paid Compensation Amount	$ 1,414,677	342,701	2,900,421	2,032,702
Adjustment To PEO Compensation, Footnote
(2)	We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from the Summary Compensation Table (“SCT”) total related to pension value is not needed. A reconciliation of Total Compensation from the SCT to Compensation Actually Paid to our CEO and our Other NEOs (as an average) is shown below:
Adjustments	2023
	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	1,727,322	894,137
Adjustments for stock and option awards:
(Subtraction): SCT amounts	(623,880)	(307,893)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	610,041	261,620
(Subtraction) Addition: The difference between fair value from the end of the prior year to the end of this year of awards granted in any prior fiscal year that are outstanding and unvested at year end	(183,606)	(86,444)
Addition: Fair value of awards granted and vesting during such year as of the end of the year	-	-
(Subtraction) Addition: Difference in fair value from the end of the prior year to the vesting date of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(111,533)	(35,762)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	(3,666)	(1,190)
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in fair value or total compensation for the covered year	–	–
Compensation Actually Paid (as calculated)	1,414,677	724,468

Non-PEO NEO Average Total Compensation Amount	$ 894,137	668,807	725,604	685,865
Non-PEO NEO Average Compensation Actually Paid Amount	$ 724,468	194,445	1,031,657	686,223
Adjustment to Non-PEO NEO Compensation Footnote
(2)	We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from the Summary Compensation Table (“SCT”) total related to pension value is not needed. A reconciliation of Total Compensation from the SCT to Compensation Actually Paid to our CEO and our Other NEOs (as an average) is shown below:
Adjustments	2023
	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	1,727,322	894,137
Adjustments for stock and option awards:
(Subtraction): SCT amounts	(623,880)	(307,893)
Addition: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	610,041	261,620
(Subtraction) Addition: The difference between fair value from the end of the prior year to the end of this year of awards granted in any prior fiscal year that are outstanding and unvested at year end	(183,606)	(86,444)
Addition: Fair value of awards granted and vesting during such year as of the end of the year	-	-
(Subtraction) Addition: Difference in fair value from the end of the prior year to the vesting date of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(111,533)	(35,762)
(Subtraction): Fair value at end of prior year of awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during such year	(3,666)	(1,190)
Addition: Dividends or other earnings paid on stock or option awards in the covered year prior to vesting if not otherwise included in fair value or total compensation for the covered year	–	–
Compensation Actually Paid (as calculated)	1,414,677	724,468

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Important Financial Performance Measures

The following table lists the most important financial performance measures that we used to link Compensation Actually Paid to the NEOs for fiscal 2023 to our performance:

Financial Performance Measure
Nonperforming Assets Ratio
Texas Ratio
Return on Average Assets
Net Interest Income

Total Shareholder Return Amount	$ 106.3	105.3	202.5	122.9
Peer Group Total Shareholder Return Amount	107.3	98.4	118.6	87.2
Net Income (Loss)	$ 8,417,000,000	$ 35,441,000,000	$ 48,114,000,000	$ 29,453,000,000
Company Selected Measure Amount	0.2	0.17	0.2	0.22
PEO Name	David Becker
Measure:: 1
Pay vs Performance Disclosure
Name	Nonperforming Assets Ratio
Non-GAAP Measure Description
(5)	Our company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we used to link Compensation Actually Paid to our NEOs for 2023 to our company’s performance, is our ratio of nonperforming assets to total assets, which we refer to as our “nonperforming assets ratio.” This measure is one of the four metrics used to determine annual bonus plan awards for each of the years presented. Further, all PRSUs granted in each of the years require a threshold nonperforming asset ratio in order to vest and settle into shares.

Measure:: 2
Pay vs Performance Disclosure
Name	Texas Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Average Assets
Measure:: 4
Pay vs Performance Disclosure
Name	Net Interest Income
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (623,880)
PEO | Year-end fair value of awards granted in the current fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	610,041
PEO | Change in fair value of outstanding and unvested awards granted in prior fiscal years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(183,606)
PEO | Change in fair value as of vesting date of awards vested during current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in fair value as of vesting date of prior year awards vested during current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,533)
PEO | Adjustments for equity awards failed to meet performance conditions
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,666)
PEO | Dividends or Other earnings paid on equity awards not otherwise reflected in fair value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(307,893)
Non-PEO NEO | Year-end fair value of awards granted in the current fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	261,620
Non-PEO NEO | Change in fair value of outstanding and unvested awards granted in prior fiscal years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(86,444)
Non-PEO NEO | Change in fair value as of vesting date of awards vested during current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in fair value as of vesting date of prior year awards vested during current year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,762)
Non-PEO NEO | Adjustments for equity awards failed to meet performance conditions
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,190)
Non-PEO NEO | Dividends or Other earnings paid on equity awards not otherwise reflected in fair value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount